CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 33,333,746	$ 34,407,761	$ 32,748,715
Other Comprehensive Income:
Unrealized gains (losses) during period	8,297,119	(6,145,189)	71,902
Income tax (provision) benefit	(2,160,903)	1,695,874	(100,859)
Net unrealized (losses) gains	6,136,216	(4,449,315)	(28,957)
Reclassification of (gains)/ losses to Net Income (Loss)	7	122,037	9,164
Total Other Comprehensive Income (Loss)	6,136,209	(4,571,352)	(38,121)
Total Comprehensive Income	$ 39,469,955	$ 29,836,409	$ 32,710,594